WILMINGTON FUNDS

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

January 4, 2021

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)
File No. 33-20673; 811-05514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated December 29, 2020 to the Prospectus dated August 31, 2020, relating to the Wilmington Broad Market Bond Fund, each, a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on December 29, 2020 (Accession Number: 0001193125-20-328493).

Please address any comments or questions to the attention of the undersigned at (212) 635-6174.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP
John McDonnell, Wilmington Trust Investment Advisors, Inc.